EQUITY TRANSACTIONS QUARTERLY	3 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
EQUITY TRANSACTIONS

NOTE 5 – EQUITY TRANSACTIONS

Common Stock

During the six months ended June 30, 2011 the Company had the following common stock transactions:

•	During February 70,000 shares of our common stock were issued in exchange for consulting services.
•	In March, 2011 a total of 722,000 shares were issued to a creditor of the Company, as payment in full for the debt in the amount of $1,575,000. At the time of the transaction, the fair value of the Company’s common stock exceeded the amount of debt retired, which resulted in a loss from debt retirement of $272,000.

•	During April, 2011 we issued 100,000 shares of our common stock in exchange for consulting services.

During the six months ended June 30, 2012 the Company had the following common stock transactions:

•	In January, 2012 the Company issued 50,000 shares of our common stock to the independent members of the Board in exchange for Board of Director services rendered in 2011.
•	In January, 2012 the Company issued 125,000 shares to cover 125,000 Restricted Stock Units (“RSUs”) issued to an non-executive employee under the 2011 Plan in exchange for his surrender of 250,000 options (strike price of $2.00/share) under the 2005 Plan.

•	In January, 2012 100,000 RSU shares, as part of an overall grant of 700,000 shares, were issued to the Company’s CFO pursuant to the 2011 Plan.
•	In January, 2012 200,000 shares, as part of an overall grant of 400,000 shares, were issued to a former member of the Board of Directors.

•	In February, 2012 the Company issued 83,330 shares to our investor relations consultants as partial payment for their services.
•	In March, 2012 the Company issued 400,000 shares to participating lenders in consideration of the Bridge Loan.

•	In April 2012, the Company issued 25,000 RSU shares to the estate of a previous employee under our 2011 Plan.
•	In June 2012, the Company issued 166,666 RSU shares of the total grant of 700,000 shares pursuant to the CFO’s employment agreement and to the 2011 Plan.

•	In June 2012, the Company issued 200,000 RSU shares to complete a grant of 400,000 shares to a former member of the Board of Directors.
•	In June 2012, the Company issued 50,000 shares to a key vendor, as partial payment for services performed.

•	In June 2012, the Company issued 166,666 RSU shares to a board member for consulting services performed from April 1, 2012 through June 30, 2012.
•	In June 2012, the Company issued 100,000 shares through the exercise of warrants.

Stock Incentive Plans

The Company previously had a 2005 Stock Option Plan (“2005 Plan”) that was superseded by the Two Rivers 2011 Long-Term Stock Incentive Plan (“2011 Plan”).   Upon the Company’s shareholder adoption of the 2011 Plan, the 2005 Plan stopped issuance of any further grants, except for grants previously committed by agreement.

Under the 2005 Plan, we have the following stock options issued and outstanding:

Optionee	Company Relationship	Shares	Date of Grant	Vesting Date	Performance Requirement	Expiration Date	Exercise Price	Exercised to Date
Howard Farkas	Former Director	1,023,200	Jul 2006	Jul 2006	Satisfied	Jul 2016	$1.25	-
Employees	Employee	40,000	Apr 2011	(1)	(2)	Apr 2021	$3.00	-
Wallick Associates	Consultant	600,000	(3)	(3)	Satisfied	(3)	$1.25	-
		1,663,200
Exercisable June 30, 2012		1,623,200
Notes:
(1) Vests 1/3 at the end of each 12 months from Date of Grant
(2) Satisfactory employee performance during vesting period
(3) Various grant dates of during 2011 and 2012. When granted, the options immediately vested. Expiration is 5 years from the date of grant.

If all of the options were exercised, $2,149,000 would be collected by the Company and yield an average share price of $1.29.

During the six months ended June 30, 2012, the Company issued 204,480 options under the 2005 Plan and pursuant to a prior written agreement with a financial consultant.  The options have a strike of $1.25/share.  Of the 204,480 options, 83,333 options were issued in conjunction with a successful debt placement; the fair value is being amortized over the three-year life of the associated debt, or $3,000 per quarter which is recognized as interest expense.  The remaining 121,147 options issued in 2012 were for current services; therefore the fair value of $44,000 was expensed to consulting expense.

Option Valuation Process

The fair value of each option award is estimated on the date of grant.  To calculate the fair value of options, the Company uses the Black-Scholes model employing the following variables:

Expected stock price volatility	78%
Risk-free interest rate	2.64%
Expected option life (years)	2.2 to 5.2
Expected annual dividend yield	0%

The Company arrived at the foregoing estimate of volatility of the Company’s common stock based on observation of pricing volatility of the publicly-traded stocks of other entities in a similar line of business for a period commensurate with the contractual term of the underlying options and used weekly intervals for price observations. The Company will continue to consider the volatilities of those other stocks unless circumstances change such that the identified entities are no longer similar to the Company or until there is sufficient information available to substitute the Company’s own stock price volatility. The risk-free rate for periods within the expected term of the options is based on the U.S. Treasury yield curve in effect at the time of grant. The Company believes these estimates and assumptions are reasonable. However, these estimates and assumptions may change in the future based on actual experience as well as market conditions.

Under the 2011 Plan, we have issued the following Restricted Stock Units (RSUs):

Grantee	Company Relationship	RSUs issued	Date of Grant	Vesting Date	Performance Requirement	Exercised to Date
John McKowen	Chairman/CEO	2,480,948	Oct 2010	(1)	(2)	-
		1,400,000	Jan 2012	(1)	(3)	-
Gary Barber	President/COO	1,000,000	Oct 2010	(1)	(2)	-
		1,400,000	Jan 2012	(1)	(3)	-
Wayne Harding	CFO	700,000	Oct 2010	(1)	(2)	366,666
		500,000	Jan 2012	(1)	(3)	-
John Stroh	Director	220,236	Oct 2010	Jan 2011	n/a	220,236
Jolee Henry	Prior Director	400,000	Oct 2010	Jan 2011	n/a	400,000
Employees (5)	Past & Present Employees	880,000	Various	(1)	(4)	150,000
		8,981,184				1,136,902

Notes:
Above table does not show those shares that were cancelled or returned.
(1) Vests 1/3 at the end of each 12 months from Date of Grant
(2) Subject to employer deferral and employment agreement, if applicable
(3) Vests 1/3 when the Company's common stock is listed on a National Exchange and attains closing bid of $3 per share, a second 1/3 when the share price attains $6 per share, and the final 1/3 when the share price attains $9 per share, respectively
(4) Satisfactory employee performance during vesting period
(5) A total of ten current and past employees are in this group

The 2011 Plan has a total of 10,000,000 shares available for grants.  With 8,981,184 RSUs and 25,000 options granted, a balance of 993,816 shares is available for grants under the 2011 Plan.

The Company can issue stock awards and options for nonemployee services.  If stock is granted, the Company values the stock using an average of the closing price of the Company’s stock over the period that the service was rendered.  If options are granted, the Company uses the Black-Scholes model for determining fair value.  The parameters for the Black-Scholes model are detailed later in this Note.

It is estimated that $7,482,000 in stock-based compensation expense will be fully amortized by December 31, 2015.

The stock-based compensation expense was $1,000,000 for the three months ended March 31, 2012 and $1,036,000 for the three months ended June 30, 2012 for a total of $2,036,000 for the six months ended June 30, 2012.

The stock-based compensation expense was $498,000 for the three months ended March 31, 2011 and $501,000 for the three months ended June 30, 2011 for a total of $999,000 for the six months ended June 30, 2011

Warrants

On January 27, 2012, our Board of Directors authorized an extension of the expiration date of 100,000 warrants to purchase the Company’s common stock at $1.00/share held by the Elevation Fund.  The former expiration date was December 31, 2011, and the expiration date was extended to June 30, 2012.  The extension was granted in consideration of the Elevation Fund’s assistance with the Company’s capital financing.  Due to the extension of the warrant expiration date, a new fair value calculation was performed using the Black-Scholes method.  Based on this calculation, an expense of $55,000 was recognized for the three months ended June 30, 2012.  The Elevation Fund’s 100,000 warrants were exercised by June 30, 2012.

As of June 30, 2012, the Company has outstanding the following warrants to purchase common stock:

Grantee	Company Relationship	Shares	Date of Grant	Vesting Date	Expiration Date	Exercise Price
Holders of Series B Debt	Investors	2,132,800	Aug 2011	Aug 2011	Dec 2013	$2.50
Broker Dealer Series B Debt	Placement Agent	170,624	Aug 2011	Aug 2011	Sep 2014	$2.50
Boenning Scattergood	Financial Advisor	250,000	May 2011	May 2011	May 2016	$2.00
Investor Group	Investors	300,000	Feb 2012	Mar 2012	(1)	(1)
Wedbush Securities	Financial Advisor	200,000	June 2012	June 2012	June 2017	$1.20
(1) These warrants are priced at the same price per share as the expected equity offering and expire one year after the completion of the expected equity offering.

Conversion Rights:

As of June 30, 2012, through the Company’s various capital raising activities, we have issued the following rights to convert debt into the Company’s common stock as follows:

Grantee	Company Relationship	Shares	Date of Grant	Vesting Date	Expiration Date	Exercise Price
HCIC Debt holders	Creditors	2,336,731	2010	2010	(1)	(1)
Holders of Series A Debt	Investors	800,000	Feb 2011	Feb 2011	Mar 2014	$2.50
Holders of Series B Debt	Investors	2,132,800	Aug 2011	Aug 2011	Jun 2014	$2.50
Holders of Bridge Loan	Investors	(2)	Feb 2012	Feb 2012	(3)	(3)

(1) Expiration is when the note is due which is between January and October 2013. Exercise price is from $1.00 to $1.25/share.

(2) The holders have the right to convert notes at a price discussed in Note 3 so the number of shares issued will be $3,994,000 divided by price per share.

(3) These conversion rights are priced at the same price per share as the expected equity offering and expire one year after the completion of the expected equity offering.-